Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Communication Services: 8.6%
13,101	(1)	Alphabet, Inc. - Class A	$36,438,466	4.1
112,501		AT&T, Inc.	2,658,399	0.3
8,679	(1)	Charter Communications, Inc.	4,734,568	0.5
177,818		Comcast Corp. – Class A	8,325,439	0.9
10,841		Electronic Arts, Inc.	1,371,495	0.2
23,661		Interpublic Group of Cos., Inc.	838,783	0.1
55,640	(1)	Iridium Communications, Inc.	2,243,405	0.3
14,256	(1)	Live Nation Entertainment, Inc.	1,677,076	0.2
43,556	(1)	Meta Platforms, Inc.	9,685,112	1.1
8,643	(1)	NetFlix, Inc.	3,237,581	0.4
9,211		New York Times Co.	422,232	0.0
74,356		News Corp - Class A	1,646,985	0.2
11,226		Paramount Global	424,455	0.0
17,951	(1)	Pinterest, Inc.	441,774	0.1
8,781	(1)	Spotify Technology SA	1,326,107	0.1
3,649	(1)	Walt Disney Co.	500,497	0.1
			75,972,374	8.6

		Consumer Discretionary: 11.5%
4,604	(1)	Airbnb, Inc.	790,783	0.1
8,725	(1)	Amazon.com, Inc.	28,443,064	3.2
10,611	(1)	Aptiv PLC	1,270,243	0.1
17,795	(1)	Autonation, Inc.	1,772,026	0.2
1,988	(1)	Autozone, Inc.	4,064,625	0.5
585	(1)	Booking Holdings, Inc.	1,373,843	0.2
29,136		BorgWarner, Inc.	1,133,390	0.1
30,529		Boyd Gaming Corp.	2,008,198	0.2
9,481	(1)	Carmax, Inc.	914,727	0.1
6,279	(1)	CROCS, Inc.	479,716	0.1
50,946		Dana, Inc.	895,121	0.1
13,366	(2)	Dick's Sporting Goods, Inc.	1,336,867	0.1
1,599		Domino's Pizza, Inc.	650,809	0.1
189,163		Ford Motor Co.	3,198,746	0.4
39,938	(1)	General Motors Co.	1,746,888	0.2
25,494		Gentex Corp.	743,660	0.1
29,673		Genuine Parts Co.	3,739,391	0.4
13,406		Home Depot, Inc.	4,012,818	0.5
4,819		Lennar Corp. - Class A	391,158	0.0
64,203		LKQ Corp.	2,915,458	0.3
3,382		Lowe's Cos, Inc.	683,807	0.1
1,775		McDonald's Corp.	438,922	0.0
11,649		MGM Resorts International	488,559	0.1
51,220		Nike, Inc. - Class B	6,892,163	0.8
319	(1)	NVR, Inc.	1,425,059	0.2
6,016		PVH Corp.	460,886	0.1
8,220	(1)	Scientific Games Corp.	482,925	0.1
24,445		Starbucks Corp.	2,223,762	0.2
1,923		Target Corp.	408,099	0.0
41,988	(1)	Taylor Morrison Home Corp.	1,142,913	0.1
18,689	(1)	Tesla, Inc.	20,139,266	2.3
89,058	(1)	Tri Pointe Homes, Inc.	1,788,285	0.2
25,529	(1)	Under Armour, Inc. - Class A	434,504	0.0
7,224		Wyndham Hotels & Resorts, Inc.	611,801	0.1
7,236	(1)	YETI Holdings, Inc.	434,015	0.0
18,001		Yum! Brands, Inc.	2,133,659	0.2
			102,070,156	11.5

		Consumer Staples: 5.8%
20,614		Altria Group, Inc.	1,077,081	0.1
37,519		Archer-Daniels-Midland Co.	3,386,465	0.4
24,228	(1)	BellRing Brands, Inc.	559,182	0.1
88,795		Coca-Cola Co.	5,505,290	0.6
15,374		Costco Wholesale Corp.	8,853,118	1.0
16,608		Estee Lauder Cos., Inc.	4,522,691	0.5
27,063	(1)	Herbalife Nutrition Ltd.	821,633	0.1
14,953		Keurig Dr Pepper, Inc.	566,719	0.1
27,550	(1)	Monster Beverage Corp.	2,201,245	0.2
67,154		PepsiCo, Inc.	11,240,237	1.3
77,732		Philip Morris International, Inc.	7,302,144	0.8
22,264		Procter & Gamble Co.	3,401,939	0.4
25,097		Tyson Foods, Inc.	2,249,444	0.2
			51,687,188	5.8

		Energy: 4.0%
86,717		Baker Hughes Co.	3,157,366	0.3
10,441		Cheniere Energy, Inc.	1,447,645	0.2
14,402		Chevron Corp.	2,345,078	0.3
68,753		ConocoPhillips	6,875,300	0.8
8,487		Devon Energy Corp.	501,836	0.0
30,078		EOG Resources, Inc.	3,586,200	0.4
57,261		Exxon Mobil Corp.	4,729,186	0.5
48,478		Marathon Petroleum Corp.	4,144,869	0.5
16,091		Occidental Petroleum Corp.	913,003	0.1
24,861		Schlumberger NV	1,027,008	0.1
50,029		Targa Resources Corp.	3,775,689	0.4
32,990		Valero Energy Corp.	3,349,804	0.4
			35,852,984	4.0

		Financials: 11.4%
3,556		Affiliated Managers Group, Inc.	501,218	0.1
14,163		Aon PLC	4,611,898	0.5
7,680		Axis Capital Holdings Ltd.	464,410	0.1
46,054		Bank of America Corp.	1,898,346	0.2
25,886	(1)	Berkshire Hathaway, Inc. – Class B	9,135,428	1.0
7,769		Blackrock, Inc.	5,936,837	0.7
14,447		Capital One Financial Corp.	1,896,747	0.2
25,459		Charles Schwab Corp.	2,146,448	0.2
101,602		Citigroup, Inc.	5,425,547	0.6
17,566		Discover Financial Services	1,935,597	0.2
16,828		Essent Group Ltd.	693,482	0.1
2,054		Everest Re Group Ltd.	619,034	0.1
6,946		Factset Research Systems, Inc.	3,015,606	0.3
25,203		Hancock Whitney Corp.	1,314,336	0.1
50,887		Hartford Financial Services Group, Inc.	3,654,195	0.4
32,617		International Bancshares Corp.	1,376,764	0.2

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
27,197		JPMorgan Chase & Co.	$3,707,495	0.4
121,872		Keycorp	2,727,495	0.3
56,293		Loews Corp.	3,648,912	0.4
13,569		Marsh & McLennan Cos., Inc.	2,312,429	0.3
51,210		Metlife, Inc.	3,599,039	0.4
104,625		MGIC Investment Corp.	1,417,669	0.2
54,611		Morgan Stanley	4,773,001	0.5
79,162		New Residential Investment Corp.	869,199	0.1
178,778		New York Community Bancorp., Inc.	1,916,500	0.2
83,943		Old Republic International Corp.	2,171,605	0.2
115,876		Regions Financial Corp.	2,579,400	0.3
18,711		S&P Global, Inc.	7,674,878	0.9
73,896		Starwood Property Trust, Inc.	1,786,066	0.2
27,503		T. Rowe Price Group, Inc.	4,158,179	0.5
21,588		Unum Group	680,238	0.1
99,659		US Bancorp	5,296,876	0.6
147,099		Wells Fargo & Co.	7,128,418	0.8
			101,073,292	11.4

		Health Care: 13.7%
25,642		Abbott Laboratories	3,034,987	0.3
5,938		AbbVie, Inc.	962,609	0.1
32,654		Agilent Technologies, Inc.	4,321,104	0.5
4,690	(1)	Align Technology, Inc.	2,044,840	0.2
14,338		Anthem, Inc.	7,043,113	0.8
6,077	(1)	Biogen, Inc.	1,279,816	0.1
112,743		Bristol-Myers Squibb Co.	8,233,621	0.9
27,969	(1)	Centene Corp.	2,354,710	0.3
12,766		Cigna Corp.	3,058,861	0.3
27,710		CVS Health Corp.	2,804,529	0.3
5,242		Danaher Corp.	1,537,636	0.2
987	(1)	DexCom, Inc.	504,949	0.1
39,553	(1)	Edwards Lifesciences Corp.	4,656,179	0.5
9,673		Eli Lilly & Co.	2,770,057	0.3
8,593		Gilead Sciences, Inc.	510,854	0.1
38,754	(1)	Hologic, Inc.	2,977,082	0.3
2,100	(1)	IQVIA Holdings, Inc.	485,541	0.1
83,338		Johnson & Johnson	14,769,994	1.7
4,971	(1)	Laboratory Corp. of America Holdings	1,310,654	0.1
10,888		McKesson Corp.	3,333,144	0.4
34,333		Medtronic PLC	3,809,246	0.4
94,481		Merck & Co., Inc.	7,752,166	0.9
5,098	(1)	Moderna, Inc.	878,182	0.1
6,959	(1)	Molina Healthcare, Inc.	2,321,453	0.3
127,669		Pfizer, Inc.	6,609,424	0.7
5,912	(1)	Regeneron Pharmaceuticals, Inc.	4,129,059	0.5
18,202	(1)	Sage Therapeutics, Inc.	602,486	0.1
3,756	(1)	Seagen, Inc.	541,052	0.1
10,825	(1)	Tandem Diabetes Care, Inc.	1,258,839	0.1
13,088		Thermo Fisher Scientific, Inc.	7,730,427	0.9
25,093		UnitedHealth Group, Inc.	12,796,677	1.4
8,766	(1)	Vertex Pharmaceuticals, Inc.	2,287,663	0.3
16,076		Zoetis, Inc.	3,031,773	0.3
			121,742,727	13.7

		Industrials: 7.2%
3,831		Acuity Brands, Inc.	725,208	0.1
19,133		AECOM	1,469,606	0.2
24,358		Allegion Public Ltd.	2,674,021	0.3
22,513		AO Smith Corp.	1,438,356	0.2
19,911	(1)	Copart, Inc.	2,498,233	0.3
13,325	(1)	CoStar Group, Inc.	887,578	0.1
11,553		Crane Co.	1,250,959	0.1
2,073		Deere & Co.	861,249	0.1
47,950		Emerson Electric Co.	4,701,498	0.5
1,758		Equifax, Inc.	416,822	0.0
11,393		FedEx Corp.	2,636,226	0.3
37,646		Flowserve Corp.	1,351,491	0.2
65,480		Fortive Corp.	3,989,696	0.4
42,344		General Electric Co.	3,874,476	0.4
15,216		Insperity, Inc.	1,527,991	0.2
110,143	(1)	JetBlue Airways Corp.	1,646,638	0.2
76,232		Johnson Controls International plc	4,998,532	0.6
9,104		Manpowergroup, Inc.	855,048	0.1
19,060		Owens Corning, Inc.	1,743,990	0.2
10,327		Parker Hannifin Corp.	2,930,390	0.3
31,611		Pentair PLC	1,713,632	0.2
9,678		Rockwell Automation, Inc.	2,710,130	0.3
12,481		Roper Technologies, Inc.	5,893,903	0.7
16,184		Ryder System, Inc.	1,283,877	0.1
7,745	(1)	Sensata Technologies Holding PLC	393,833	0.0
11,540		Snap-On, Inc.	2,371,239	0.3
14,080	(1)	Southwest Airlines Co.	644,864	0.1
4,615	(1)	United Rentals, Inc.	1,639,294	0.2
15,738		Verisk Analytics, Inc.	3,377,847	0.4
2,838		Watts Water Technologies, Inc.	396,156	0.0
6,694		Westinghouse Air Brake Technologies Corp.	643,762	0.1
			63,546,545	7.2

		Information Technology: 28.5%
19,422		Accenture PLC	6,549,681	0.7
16,500	(1)	Adobe, Inc.	7,517,730	0.8
37,234	(1)	Advanced Micro Devices, Inc.	4,071,166	0.5
22,182	(1)	Akamai Technologies, Inc.	2,648,309	0.3
31,359		Amdocs Ltd.	2,578,023	0.3
319,796		Apple, Inc.	55,839,580	6.3
37,183		Applied Materials, Inc.	4,900,719	0.6
13,349	(1)	Arrow Electronics, Inc.	1,583,592	0.2
16,970		Automatic Data Processing, Inc.	3,861,354	0.4
69,582		Avnet, Inc.	2,824,333	0.3
1,781		Broadcom, Inc.	1,121,460	0.1
14,784	(1)	Cadence Design Systems, Inc.	2,431,377	0.3
12,234	(1)	Ciena Corp.	741,747	0.1
184,392		Cisco Systems, Inc.	10,281,698	1.2

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
26,943		Cognizant Technology Solutions Corp.	$2,415,979	0.3
12,029		Dolby Laboratories, Inc.	940,908	0.1
105,662	(1)	Dropbox, Inc.	2,456,642	0.3
4,548	(1)	EPAM Systems, Inc.	1,348,982	0.2
2,457	(1)	F5, Inc.	513,390	0.1
81,890		Genpact Ltd.	3,563,034	0.4
2,593	(1)	HubSpot, Inc.	1,231,519	0.1
79,580		Intel Corp.	3,943,985	0.4
3,262		Intuit, Inc.	1,568,500	0.2
19,833		Juniper Networks, Inc.	736,994	0.1
1,587		KLA Corp.	580,937	0.1
7,462		Lam Research Corp.	4,011,646	0.5
21,992	(1)	Lattice Semiconductor Corp.	1,340,412	0.1
10,114		Mastercard, Inc. - Class A	3,614,541	0.4
157,735		Microsoft Corp.	48,631,278	5.5
1,622	(1)	MongoDB, Inc.	719,503	0.1
5,535		Monolithic Power Systems, Inc.	2,688,239	0.3
14,547		NetApp, Inc.	1,207,401	0.1
63,164		Nvidia Corp.	17,234,929	1.9
5,162	(1)	Palo Alto Networks, Inc.	3,213,397	0.4
6,646	(1)	Paylocity Holding Corp.	1,367,547	0.2
25,774	(1)	PayPal Holdings, Inc.	2,980,763	0.3
36,314	(1)	Pure Storage, Inc. - Class A	1,282,247	0.1
15,348	(1)	Qorvo, Inc.	1,904,687	0.2
12,432		Qualcomm, Inc.	1,899,858	0.2
6,045	(1)	Qualys, Inc.	860,869	0.1
24,721	(1)	Salesforce.com, Inc.	5,248,763	0.6
8,464	(1)	Semtech Corp.	586,894	0.1
9,865	(1)	ServiceNow, Inc.	5,493,720	0.6
16,719		TD SYNNEX Corp.	1,725,568	0.2
20,634		Teradyne, Inc.	2,439,558	0.3
16,346		Texas Instruments, Inc.	2,999,164	0.3
45,834		Visa, Inc. - Class A	10,164,606	1.1
24,205		VMware, Inc.	2,756,223	0.3
6,538	(1)	Workday, Inc.	1,565,590	0.2
			252,189,042	28.5

		Materials: 2.2%
7,371		Air Products & Chemicals, Inc.	1,842,087	0.2
65,370		Corteva, Inc.	3,757,468	0.4
13,478		DuPont de Nemours, Inc.	991,711	0.1
73,461		Freeport-McMoRan, Inc.	3,653,950	0.4
33,944	(1)	Ingevity Corp.	2,174,792	0.3
30,014		Minerals Technologies, Inc.	1,985,426	0.2
4,467		Packaging Corp. of America	697,343	0.1
1,690		Sherwin-Williams Co.	421,858	0.1
75,496		WestRock Co.	3,550,577	0.4
			19,075,212	2.2

		Real Estate: 2.6%
25,582	(1)	CBRE Group, Inc.	2,341,264	0.3
14,966		Digital Realty Trust, Inc.	2,122,179	0.2
49,586		Highwoods Properties, Inc.	2,268,064	0.2
21,904		Invitation Homes, Inc.	880,103	0.1
63,348		Iron Mountain, Inc.	3,510,113	0.4
30,124		Kilroy Realty Corp.	2,302,076	0.3
17,529		Mid-America Apartment Communities, Inc.	3,671,449	0.4
14,567		National Retail Properties, Inc.	654,641	0.1
22,481		ProLogis, Inc.	3,630,232	0.4
5,595		SBA Communications Corp.	1,925,239	0.2
			23,305,360	2.6

		Utilities: 2.9%
8,095		Constellation Energy Corp.	455,344	0.0
5,653		DTE Energy Co.	747,383	0.1
35,510		Duke Energy Corp.	3,965,046	0.4
15,244		Entergy Corp.	1,779,737	0.2
20,825		Eversource Energy	1,836,557	0.2
60,570		National Fuel Gas Co.	4,161,159	0.5
40,314		NextEra Energy, Inc.	3,414,999	0.4
23,548		PPL Corp.	672,531	0.1
31,041		Sempra Energy	5,218,613	0.6
85,304		UGI Corp.	3,089,711	0.3
27,657		Vistra Corp.	643,025	0.1
			25,984,105	2.9

	Total Common Stock
	(Cost $675,795,540)		872,498,985	98.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
		Repurchase Agreements: 0.2%
415,146	(3)	Deutsche Bank Securities Inc., Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $415,149, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $423,449, due 04/07/22-11/15/51)	415,146	0.1
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,000,008, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 04/26/22-03/20/52)	1,000,000	0.1

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)

	Total Repurchase Agreements
	(Cost $1,415,146)	$1,415,146	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
12,416,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $12,416,000)	12,416,000	1.4

	Total Short-Term Investments
	(Cost $13,831,146)	13,831,146	1.6

	Total Investments in Securities (Cost $689,626,686)	$886,330,131	100.0
	Liabilities in Excess of Other Assets	(437,263)	–
	Net Assets	$885,892,868	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$872,498,985	$–	$–	$872,498,985
Short-Term Investments	12,416,000	1,415,146	–	13,831,146
Total Investments, at fair value	$884,914,985	$1,415,146	$–	$886,330,131
Other Financial Instruments+
Futures	840,623	–	–	840,623
Total Assets	$885,755,608	$1,415,146	$–	$887,170,754

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	58	06/17/22	$13,139,175	$840,623
			$13,139,175	$840,623

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $691,191,866.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$215,805,294
Gross Unrealized Depreciation	(19,826,406)
Net Unrealized Appreciation	$195,978,888